Share-based Payments (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure Of Share-based Payments [Abstract]
Disclosure of number of other equity instruments

	SOP	RSA
Number of shares as of April 1, 2021	8,456,527	475,491
Changes due to leavers and non-market conditions	(111,246)	(31,251)
Number of shares as of September 30, 2021	8,345,281	444,240

	SOP	RSA
Number of shares as of July 1, 2021	8,456,527	475,491
Changes due to leavers and non-market conditions	(111,246)	(31,251)
Number of shares as of September 30, 2021	8,345,281	444,240